Credit quality of loans and advances to banks and customers	6 Months Ended
Jun. 30, 2022
Credit Quality Of Loans And Advances To Banks And Customers [Abstract]
Credit quality of loans and advances to banks and customers
Note 19: Credit quality of loans and advances to banks and customers
Gross drawn exposures and expected credit loss allowance

	Drawn exposures					Expected credit loss allowance
At 30 June 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks:
CMS 1-10	7,745	—	—	—	7,745	3	—	—	—	3
CMS 11-14	102	—	—	—	102	1	—	—	—	1
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	7,847	—	—	—	7,847	4	—	—	—	4

Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	266,547	25,096	—	—	291,643	44	205	—	—	249
RMS 7-9	1	2,499	—	—	2,500	—	50	—	—	50
RMS 10	—	786	—	—	786	—	20	—	—	20
RMS 11-13	—	1,725	—	—	1,725	—	62	—	—	62
RMS 14	—	—	3,424	10,415	13,839	—	—	254	202	456
	266,548	30,106	3,424	10,415	310,493	44	337	254	202	837

Retail - credit cards
RMS 1-6	11,572	1,156	—	—	12,728	83	59	—	—	142
RMS 7-9	912	750	—	—	1,662	34	107	—	—	141
RMS 10	—	123	—	—	123	—	31	—	—	31
RMS 11-13	—	260	—	—	260	—	114	—	—	114
RMS 14	—	—	280	—	280	—	—	111	—	111
	12,484	2,289	280	—	15,053	117	311	111	—	539

Retail - loans and overdrafts
RMS 1-6	7,317	337	—	—	7,654	90	21	—	—	111
RMS 7-9	1,306	385	—	—	1,691	56	54	—	—	110
RMS 10	32	116	—	—	148	3	27	—	—	30
RMS 11-13	11	306	—	—	317	1	116	—	—	117
RMS 14	—	—	256	—	256	—	—	135	—	135
	8,666	1,144	256	—	10,066	150	218	135	—	503

Retail - UK Motor Finance
RMS 1-6	11,864	1,204	—	—	13,068	99	22	—	—	121
RMS 7-9	610	366	—	—	976	5	14	—	—	19
RMS 10	—	86	—	—	86	—	9	—	—	9
RMS 11-13	2	176	—	—	178	—	35	—	—	35
RMS 14	—	—	179	—	179	—	—	105	—	105
	12,476	1,832	179	—	14,487	104	80	105	—	289
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 19: Credit quality of loans and advances to banks and customers (continued)
Gross drawn exposures and expected credit loss allowance (continued)

	Drawn exposures					Expected credit loss allowance
At 30 June 2022	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Retail - other
RMS 1-6	15,673	1,085	—	—	16,758	15	12	—	—	27
RMS 7-9	899	725	—	—	1,624	12	12	—	—	24
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	117	593	—	—	710	—	34	—	—	34
RMS 14	—	—	1,280	—	1,280	—	—	54	—	54
	16,689	2,405	1,280	—	20,374	27	58	54	—	139
Total Retail	316,863	37,776	5,419	10,415	370,473	442	1,004	659	202	2,307

Commercial Banking
CMS 1-10	49,214	648	—	—	49,862	29	11	—	—	40
CMS 11-14	30,989	2,431	—	—	33,420	88	55	—	—	143
CMS 15-18	1,015	2,867	—	—	3,882	11	167	—	—	178
CMS 19	—	207	—	—	207	—	18	—	—	18
CMS 20-23	—	—	2,614	—	2,614	—	—	948	—	948
	81,218	6,153	2,614	—	89,985	128	251	948	—	1,327

Other[1]
RMS 1-6	945	31	—	—	976	5	1	—	—	6
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	56	—	56	—	—	9	—	9
	945	31	56	—	1,032	5	1	9	—	15
CMS 1-10	(1,284)	1	—	—	(1,283)	—	—	—	—	—
CMS 11-14	(260)	—	—	—	(260)	—	—	—	—	—
CMS 15-18	(1)	—	—	—	(1)	—	—	—	—	—
CMS 19	(4)	—	—	—	(4)	—	—	—	—	—
CMS 20-23	—	—	6	—	6	—	—	4	—	4
	(1,549)	1	6	—	(1,542)	—	—	4	—	4
Central adjustment	—	—	—	—	—	200	—	—	—	200
Total loans and advances to customers	397,477	43,961	8,095	10,415	459,948	775	1,256	1,620	202	3,853

In respect of:
Retail	316,863	37,776	5,419	10,415	370,473	442	1,004	659	202	2,307
Commercial Banking	81,218	6,153	2,614	—	89,985	128	251	948	—	1,327
Other[1]	(604)	32	62	—	(510)	205	1	13	—	219
Total loans and advances to customers	397,477	43,961	8,095	10,415	459,948	775	1,256	1,620	202	3,853
[1]Includes centralised fair value hedge accounting adjustments.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 19: Credit quality of loans and advances to banks and customers (continued)
Gross drawn exposures and expected credit loss allowance (continued)

	Drawn exposures					Expected credit loss allowance
At 31 December 2021	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks:
CMS 1-10	6,941	—	—	—	6,941	1	—	—	—	1
CMS 11-14	61	—	—	—	61	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	7,002	—	—	—	7,002	1	—	—	—	1

Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	273,620	18,073	—	—	291,693	48	250	—	—	298
RMS 7-9	9	2,258	—	—	2,267	—	64	—	—	64
RMS 10	—	355	—	—	355	—	15	—	—	15
RMS 11-13	—	1,112	—	—	1,112	—	65	—	—	65
RMS 14	—	—	1,940	10,977	12,917	—	—	184	210	394
	273,629	21,798	1,940	10,977	308,344	48	394	184	210	836

Retail - credit cards
RMS 1-6	11,252	1,107	—	—	12,359	67	43	—	—	110
RMS 7-9	896	623	—	—	1,519	29	71	—	—	100
RMS 10	—	112	—	—	112	—	22	—	—	22
RMS 11-13	—	235	—	—	235	—	82	—	—	82
RMS 14	—	—	292	—	292	—	—	128	—	128
	12,148	2,077	292	—	14,517	96	218	128	—	442

Retail - loans and overdrafts
RMS 1-6	7,220	501	—	—	7,721	84	23	—	—	107
RMS 7-9	938	286	—	—	1,224	39	33	—	—	72
RMS 10	18	74	—	—	92	2	14	—	—	16
RMS 11-13	5	244	—	—	249	1	83	—	—	84
RMS 14	—	—	271	—	271	—	—	139	—	139
	8,181	1,105	271	—	9,557	126	153	139	—	418

Retail - UK Motor Finance
RMS 1-6	11,662	1,309	—	—	12,971	101	25	—	—	126
RMS 7-9	583	298	—	—	881	5	15	—	—	20
RMS 10	—	69	—	—	69	—	7	—	—	7
RMS 11-13	2	152	—	—	154	—	27	—	—	27
RMS 14	—	—	201	—	201	—	—	116	—	116
	12,247	1,828	201	—	14,276	106	74	116	—	296
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 19: Credit quality of loans and advances to banks and customers (continued)
Gross drawn exposures and expected credit loss allowance (continued)

	Drawn exposures					Expected credit loss allowance
At 31 December 2021	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Retail - other[1]
RMS 1-6	15,330	777	—	—	16,107	21	10	—	—	31
RMS 7-9	1,265	616	—	—	1,881	5	27	—	—	32
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	177	612	—	—	789	—	21	—	—	21
RMS 14	—	—	778	—	778	—	—	55	—	55
	16,772	2,007	778	—	19,557	26	58	55	—	139
Total Retail	322,977	28,815	3,482	10,977	366,251	402	897	622	210	2,131

Commercial Banking[1]
CMS 1-10	44,994	192	—	—	45,186	23	1	—	—	24
CMS 11-14	30,261	3,305	—	—	33,566	76	75	—	—	151
CMS 15-18	762	2,330	—	—	3,092	9	121	—	—	130
CMS 19	—	255	—	—	255	—	18	—	—	18
CMS 20-23	—	—	2,892	—	2,892	—	—	943	—	943
	76,017	6,082	2,892	—	84,991	108	215	943	—	1,266

Other[2]
RMS 1-6	898	34	—	—	932	5	2	—	—	7
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	62	—	62	—	—	10	—	10
	898	34	62	—	994	5	2	10	—	17
CMS 1-10	192	—	—	—	192	—	—	—	—	—
CMS 11-14	(50)	—	—	—	(50)	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	7	—	7	—	—	6	—	6
	144	—	7	—	151	—	—	6	—	6
Central adjustment	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820

In respect of:
Retail	322,977	28,815	3,482	10,977	366,251	402	897	622	210	2,131
Commercial Banking	76,017	6,082	2,892	—	84,991	108	215	943	—	1,266
Other[2]	1,042	34	69	—	1,145	405	2	16	—	423
Total loans and advances to customers	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
[1]Restated, see page 64.
[2]Includes centralised fair value hedge accounting adjustments.